Long-term debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Long-term debt	Long-term debt
Long-term debt consists of the following:

Borrowing type	Weighted average coupon	Maturity	Par value		December 31, 2022	December 31, 2021
Senior unsecured revolving credit facilities (a)	—	2024-2027	N/A		$351,786	$368,806
Senior unsecured bank credit facilities and delayed draw term facility (b)	—	2023-2031	N/A		773,643	141,956
Commercial paper	—	2023	N/A		407,000	338,700
U.S. dollar borrowings
Senior unsecured notes (Green Equity Units) (c)	1.18%	2026		$1,150,000	1,142,814	1,140,801
Senior unsecured notes (d)	3.39%	2023-2047		$1,505,000	1,496,101	1,689,792
Senior unsecured utility notes	6.34%	2023-2035		$142,000	154,271	155,571
Senior secured utility bonds	4.71%	2026-2044		$556,209	554,822	558,177
Canadian dollar borrowings
Senior unsecured notes (e)	3.68%	2027-2050	C$	1,200,000	882,899	1,099,403
Senior secured project notes	10.21%	2027	C$	20,349	15,024	18,344
Chilean Unidad de Fomento borrowings
Senior unsecured utility bonds	4.05%	2028-2040	CLF	1,637	77,206	77,963
					$5,855,566	$5,589,513
Subordinated U.S. dollar borrowings
Subordinated unsecured notes (f)	5.25%	2082	C$	400,000	291,238	—
Subordinated unsecured notes (f)	5.56%	2078-2082		$1,387,500	1,365,213	621,862
					$7,512,017	$6,211,375
Less: current portion					(423,274)	(356,397)
					$7,088,743	$5,854,978
Short-term obligations of $705,386 that are expected to be refinanced using the long-term credit facilities are presented as long-term debt.
Long-term debt issued at a subsidiary level (project notes or utility bonds) relating to a specific operating facility is generally collateralized by the respective facility with no other recourse to the Company. Long-term debt issued at a subsidiary level whether or not collateralized generally has certain financial covenants, which must be maintained on a quarterly basis. Non-compliance with the covenants could restrict cash distributions/dividends to the Company from the specific facilities.
9.Long-term debt (continued)
The following table sets out the bank credit facilities available to AQN and its operating groups as at December 31, 2022:

	December 31, 2022	December 31, 2021
Revolving and term credit facilities	$4,513,300	$3,217,000
Funds drawn on facilities/ commercial paper issued	(1,532,500)	(849,600)
Letters of credit issued	(465,200)	(317,200)
Liquidity available under the facilities	2,515,600	2,050,200
Undrawn portion of uncommitted letter of credit facilities	(226,900)	(224,000)
Cash on hand	57,623	125,157
Total liquidity and capital reserves	$2,346,323	$1,951,357
Recent financing activities:
(a)Senior unsecured revolving credit facilities
Regulated Services Group
On April 29, 2022, the Regulated Services Group entered into two new senior unsecured revolving credit facilities: a $1,000,000 senior unsecured revolving credit facility with an initial maturity date of April 29, 2027 (the “Long-Term Regulated Services Credit Facility”) and a $500,000 short-term senior unsecured revolving credit facility maturing originally on March 31, 2023 and extended to February 28, 2024, subsequent to year-end. Subject to the terms and conditions therein, the Long-Term Regulated Services Credit Facility may be extended for two additional one-year periods. In conjunction with the new facilities, the Regulated Services Group’s $500,000 senior unsecured syndicated revolving credit facility was cancelled.
On December 23, 2022, the Regulated Services Group amended and restated its $75,000 senior unsecured revolving credit facility in Bermuda with a new maturity date of December 31, 2024. On June 24, 2022, the Regulated Services Group entered into a new $25,000 senior unsecured bilateral revolving credit facility in Bermuda that matures on June 24, 2024.
Renewable Energy Group
On July 22, 2022, the Renewable Energy Group amended and restated its $500,000 senior unsecured syndicated revolving credit facility (the "Renewable Energy Credit Facility") with a new maturity date of July 22, 2027. Subject to the terms and conditions therein, the Renewable Energy Credit Facility may be extended for additional one-year periods.
On July 22, 2022, the Renewable Energy Group entered into a new $250,000 uncommitted bilateral letter of credit facility. On November 8, 2022, the Renewable Energy Group's $350,000 uncommitted letter of credit facility was amended and restated with a new maturity date of June 30, 2024.
(b)Senior unsecured bank credit facilities
On November 30, 2022, the Regulated Services Group amended and restated its $1,100,000 senior unsecured delayed draw term facility ("the "Regulated Services Delayed Draw Term Facility") with the new maturity date of November 29, 2023.
(c)U.S dollar senior unsecured notes (Green Equity Units)
In June 2021, the Company sold 23,000,000 equity units (the “Green Equity Units”) for total gross proceeds of $1,150,000. Each Green Equity Unit was issued in a stated amount of $50, at issuance, consisted of a contract to purchase AQN common shares (the “share purchase contract”) and a 5% undivided beneficial ownership interest in a remarketable senior note of AQN due June 15, 2026, issued in the principal amount of $1,000.
9.Long-term debt (continued)
Recent financing activities (continued):
(c)U.S dollar senior unsecured notes (Green Equity Units) (continued)
Total annual distributions on the Green Equity Units are at a rate of 7.75%, consisting of interest on the notes (1.18% per year) and payments under the share purchase contract (6.57% per year). The interest rate on the notes will be reset following a successful marketing, which would occur in 2024. The present value of the contract adjustment payments was estimated at $222,378 and is recorded against additional paid-in capital (“APIC”) to the extent of the APIC balance and against retained earnings (deficit) for the remainder. The corresponding amount of $222,378 was recorded in other liabilities and is accreted over the three-year period (note 12(a)).
Each share purchase contract requires the holder to purchase by no later than June 15, 2024 for a price of $50 in cash, a number of AQN common shares (“common shares”) based on the applicable market value to be determined using the volume-weighted average price of the common shares over a 20-day trading period ending June 14, 2024. The minimum settlement rate under the purchase contracts is 2.7778 common shares, which is approximately equal to the $50 stated amount per Green Equity Unit, divided by the threshold appreciation price of $18 per common share. The maximum settlement rate under the purchase contracts is 3.3333 common shares, which is approximately equal to the $50 stated amount per Green Equity Unit, divided by $15 per common share.
The common share purchase obligation of holders of Green Equity Units will be satisfied by the proceeds raised from a successful remarketing of the notes, unless a holder has elected to settle with separate cash. Holders’ beneficial ownership interest in each note has been pledged to AQN to secure the holders' obligation to purchase common shares under the related share purchase contract.
Prior to the issuance of common shares, the share purchase contracts, if dilutive, will be reflected in the Company's diluted earnings per share calculations using the treasury stock method.
(d)U.S. dollar senior unsecured notes
On April 30, 2022, the Company repaid a $80,000 senior unsecured note on its maturity.
On August 1, 2022, the Company repaid a $115,000 senior unsecured note on its maturity.
Subsequent to year end, the Company repaid a $15,000 senior unsecured note on its maturity.
(e)Canadian dollar senior unsecured notes
On February 15, 2022, the Company repaid a C$200,000 senior unsecured note on its maturity. On February 15, 2021, the Renewable Energy Group repaid a C$150,000 unsecured note upon its maturity. Concurrent with the repayments, the Renewable Energy Group unwound and settled the related cross-currency fixed-for-fixed interest rate swap (note 24(b)(iii)).
On April 9, 2021, the Renewable Energy Group issued C$400,000 senior unsecured debentures bearing interest at 2.85% with a maturity date of July 15, 2031. The notes were sold at a price of C$999.92 per C$1,000.00 principal amount. Concurrent with the offering, the Renewable Energy Group entered into a fixed-for-fixed cross-currency interest rate swap to convert the Canadian-dollar-denominated coupon and principal payments from the offering into U.S. dollars (note 24(b)(iii)).
9.Long-term debt (continued)
Recent financing activities (continued):
(f)Subordinated unsecured notes
On January 18, 2022, the Company closed (i) an underwritten public offering in the United States (the “U.S. Offering”) of $750,000 aggregate principal amount of 4.75% fixed-to-fixed reset rate junior subordinated notes series 2022-B due January 18, 2082 (the “U.S. Notes”); and (ii) an underwritten public offering in Canada (the “Canadian Offering” and, together with the U.S. Offering, the “Offerings”) of C$400,000 (approximately $320,000) aggregate principal amount of 5.25% fixed-to-fixed reset rate junior subordinated notes series 2022-A due January 18, 2082 (the “Canadian Notes” and, together with the U.S. Notes, the “Notes”). Concurrent with the pricing of the Offerings, the Company entered into a cross currency interest rate swap to convert the Canadian dollar denominated proceeds from the Canadian Offering into U.S. dollars, and a forward starting swap to fix the interest rate for the second five year term of the U.S. Notes, resulting in an anticipated effective interest rate to the Company of approximately 4.95% throughout the first ten-year period of the Notes.

As of December 31, 2022, the Company had accrued $70,274 in interest expense (2021 - $49,806). Interest expense for the years ended December 31 consists of the following:

	2022	2021
Long-term debt	$261,535	$217,123
Commercial paper, credit facility draws and related fees	43,015	17,065
Accretion of fair value adjustments	(16,547)	(18,174)
Capitalized interest and AFUDC capitalized on regulated property	(10,802)	(6,521)
Other	1,373	61
	$278,574	$209,554

Principal payments due in the next five years and thereafter are as follows:

2023	2024	2025	2026	2027	Thereafter	Total
$1,128,660	$359,371	$45,262	$1,265,711	$719,144	$4,019,166	$7,537,314